Taxation (Details 3)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2018
Sales tax
Value added tax rate, services provided (as a percent)			6.00%
Value added tax rate, sale of goods (as a percent)	17.00%	16.00%
Cultural development fee rate on advertising services revenue (as a percent)			3.00%